Related Parties and Related-Party Transactions - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Research and development expense	$ 3,670,000	$ 5,979,000	$ 10,498,000	$ 19,146,000	$ 22,449,000	$ 27,095,000
Adimab, LLC | Collaboration Agreement
Related Party Transaction [Line Items]
Research and development expense			0	1,500,000	1,500,000	0
StackWave, LLC | Software License and Services Agreement
Related Party Transaction [Line Items]
Research and development expense			17,000		20,000	37,000
Capitalized software	$ 200,000	$ 700,000	$ 200,000	$ 700,000	$ 100,000	$ 300,000